Condensed Balance Sheet (Parenthetical)	Dec. 31, 2020 $ / shares shares
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Temporary Equity,Shares subject to possible redemption	39,576,710
Temporary equity redemption price per share | $ / shares	$ 10.00
Preferred Stock, Par Value | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Class A
Common stock, par value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Issued	1,823,290
Common stock, shares, outstanding	1,823,290
Common Stock, shares subject to possible redemption	39,576,710
Common Class B
Common stock, par value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	10,350,000
Common stock, shares, outstanding	10,350,000